Property and Equipment (Details Narrative)			6 Months Ended		12 Months Ended
	Feb. 07, 2019 USD ($)	Feb. 07, 2019 CAD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Property and equipment acquisitions			$ 2,736,904	$ 107,770	$ 179,093
Land [Member]
Property and equipment acquisitions	$ 2,633,930
Property And Equipment [Member]
Property and equipment acquisitions			$ 102,974
CAD [Member] | Land [Member]
Property and equipment acquisitions		$ 3,449,268